UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-12

Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):[   ] is a restatement.
        				[   ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:		Ramsay, Stattman, Vela & Price, Inc.
Address:	2 N. Cascade Ave., Suite 810
		Colorado Springs, CO  80903

Form 13F File Number: 28-14658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frederick B. Stattman
Title:		Vice President
Phone:		(719) 473-6925

Signature, Place, and Date of Signing:

Frederick B. Stattman		Colorado Springs, Colorado 		04-18-12

Report Type (Check only one.):

[  x ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	Manager are reported in this report.)

[    ]13F NOTICE. (Check here if no holdings reported are in this report,
	And all holdings are reported by other reporting manager(s).)

[    ]13F COMBINATION REPORT. (Check here if a portion of the holdings
	For this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       52

Form 13F Information Table Value Total:       302,244
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

NONE

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                                                                 FORM 13F
                                                              13 F Holdings
                                                              March 31, 2012

                                                                                                            Voting Authority
                                                                                                      -------------------------
                                                   Value      Shares/    Sh/ Put/ Invstmt    Other
   Name of Issuer         Title of class  CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn   Managers     Sole    Shared   None
------------------------- ------------- --------- -------- ------------- --- ---- ------- ------------ -------- -------- -------

A T & T Inc.              COM           00206R102      921         29498 SH       Sole                    14749          14749
Abbott Laboratories       COM           002824100     8706        142051 SH       Sole                    71025          71025
Aflac Inc.                COM           001055102     5174        112510 SH       Sole                    56255          56255
Automatic Data Proc.      COM           053015103     7350        133182 SH       Sole                    66591          66591
Becton Dickinson          COM           075887109     6592         84891 SH       Sole                    42445          42445
Berkshire Hathaway Cl B   COM           084670702     8569        105590 SH       Sole                    52795          52795
Caterpillar Inc.          COM           149123101      503          4720 SH       Sole                     2360           2360
Chevron Corp.             COM           166764100     3351         31256 SH       Sole                    15628          15628
Chipotle Mexican Grill    COM           169656105     3358          8034 SH       Sole                     4017           4017
Chubb Corp.               COM           171232101     1144         16550 SH       Sole                     8275           8275
Coca-Cola Co.             COM           191216100    13338        180219 SH       Sole                    90110          90110
Colgate-Palmolive Co.     COM           194162103    11335        115922 SH       Sole                    57961          57961
ConocoPhillips            COM           20825c104     3526         46390 SH       Sole                    23195          23195
Danaher Corp.             COM           235851102     9899        176774 SH       Sole                    88387          88387
Diageo plc ADR            COM           25243q205     8503         88110 SH       Sole                    44055          44055
Emerson Electric Co.      COM           291011104     9422        180576 SH       Sole                    90288          90288
Exxon Mobil Corp.         COM           30231G102    11984        138178 SH       Sole                    69089          69089
General Electric Co.      COM           369604103      769         38300 SH       Sole                    19150          19150
Google Inc.               COM           38259p508     7499         11694 SH       Sole                     5847           5847
Illinois Tool Works       COM           452308109     7912        138511 SH       Sole                    69256          69256
International Bus. Mach.  COM           459200101      772          3700 SH       Sole                     1850           1850
Johnson & Johnson         COM           478160104     9175        139095 SH       Sole                    69547          69547
MSCI EAFE iShares         COM           464287465     9846        179376 SH       Sole                    89688          89688
MSCI Emerg. Mkts.iShares  COM           464287234     5128        119420 SH       Sole                    59710          59710
McDonald's Corp.          COM           580135101    11584        118087 SH       Sole                    59044          59044
Microsoft                 COM           594918104     8409        260704 SH       Sole                   130352         130352
3 M Company               COM           88579y101     7021         78702 SH       Sole                    39351          39351
Nestle S.A. ADR           COM           641069406    11496        182928 SH       Sole                    91464          91464
Nike, Inc. Cl.B           COM           654106103     9834         90690 SH       Sole                    45345          45345
Occidental Petroleum      COM           674599105      784          8230 SH       Sole                     4115           4115
PepsiCo, Inc.             COM           713448108    10540        158854 SH       Sole                    79427          79427
Philip Morris Int'l.      COM           718172109      511          5772 SH       Sole                     2886           2886
PowerShares QQQ           COM           73935a104      730         10810 SH       Sole                     5405           5405
Procter & Gamble Co.      COM           742718109    11672        173659 SH       Sole                    86829          86829
Royal Dutch Shell Cl A    COM           780259206      456          6500 SH       Sole                     3250           3250
Russell 2000 iShares      COM           464287655    12319        148768 SH       Sole                    74384          74384
S&P MidCap 400 iShares    COM           464287507     7720         77802 SH       Sole                    38901          38901
SPDR S&P 500              COM           78462f103     4381         31114 SH       Sole                    15557          15557
Schlumberger Ltd.         COM           806857108     5517         78888 SH       Sole                    39444          39444
Select SPDR-Materials     COM           81369y100      854         23100 SH       Sole                    11550          11550
Spectranetics             COM           84760c107      832         80000 SH       Sole                    40000          40000
Stryker Corp.             COM           863667101     5032         90692 SH       Sole                    45346          45346
Target Corp.              COM           87612e106     1675         28740 SH       Sole                    14370          14370
Teva Pharmaceutical ADR   COM           881624209     4809        106731 SH       Sole                    53365          53365
Union Pacific Corp.       COM           907818108      430          4000 SH       Sole                     2000           2000
United Technologies       COM           913017109     6402         77187 SH       Sole                    38593          38593
Vanguard Info. Tech. ETF  COM           92204a702      964         13000 SH       Sole                     6500           6500
Wal-Mart Stores           COM           931142103     9604        156921 SH       Sole                    78461          78461
Walgreen                  COM           931422109     1119         33400 SH       Sole                    16700          16700
Waste Management          COM           94106l109      624         17850 SH       Sole                     8925           8925
Wells Fargo & Co.         COM           949746101     1327         38872 SH       Sole                    19436          19436
Yum! Brands, Inc.         COM           988498101    10823        152050 SH       Sole                    76025          76025
REPORT SUMMARY                 52 DATA RECORDS              302244            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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